Related Party Transactions - Schedule of Transactions with a Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
An Affiliated Company | Purchases of Inventories and Services
Related Party Transaction [Line Items]
Transactions with related parties	¥ 285,539	¥ 211,027	¥ 137,476
An Affiliated Company | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties	1,762
Chief Executive Officer | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties	¥ 10,418	¥ 20,113	¥ 11,384